CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Total	Stockholders [Member]	Scenario, Previously Reported [Member]	Restatement Adjustment [Member]	Common Stock [Member]	Common Stock [Member] Scenario, Previously Reported [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Scenario, Previously Reported [Member]	Additional Paid-in Capital [Member] Restatement Adjustment [Member]	Retained Earnings [Member]	Retained Earnings [Member] Scenario, Previously Reported [Member]	Retained Earnings [Member] Restatement Adjustment [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning Balance, Amount at Dec. 31, 2010	$ (39,119)				$ 32,500		$ 36,811			$ (108,430)
Beginning Balance, Shares at Dec. 31, 2010					32,500,000
Net loss	(478,170)									(478,170)
Ending Balance, Amount at Dec. 31, 2011
Beginning Balance, Amount at Dec. 31, 2012	(517,289)				32,500		36,811			(586,600)
Beginning Balance, Shares at Dec. 31, 2012					32,500,000
Sale of common shares, Amount	2,209,600				10,000		2,199,600
Sale of common shares, Shares					10,000,000
Issuance of common shares in reverse merger acquisition, Amount	10,844				10,844		(10,844)
Issuance of common shares in reverse merger acquisition, Shares					10,844,000
Debt assumed as part of reverse merger	(210,000)						(210,000)
Retirement of shares returned from stockholder, Amount	1,600				(1,600)		1,600
Issuance of common shares on June 19, 2014, Amount			825,000	1,451,621		1,650		823,350	1,451,621
Retirement of shares returned from stockholder, Shares					(1,600,000)
Issuance of common shares on June 19, 2014, Shares						1,650,000
Stock based compensation			235,000	200,000				235,000	200,000
Net loss	(20,706,448)		(9,427,558)	(11,278,890)							(9,427,558)	(11,278,890)
Ending Balance, Amount at Dec. 31, 2013	(16,512,516)		(6,885,247)		53,394	53,394	4,727,138	3,075,517		(21,293,048)	(10,014,158)
Ending Balance, Shares at Dec. 31, 2013					53,394,000	53,394,000
Issuance of common shares - Vapestick, Amount	48,974,558				6,596		48,967,962
Issuance of common shares - Vapestick, Shares					6,595,900
Issuance of common shares - FIN, Amount	108,600,000				10,000		108,590,000
Issuance of common shares - FIN, Shares					10,000,000
Issuance of common shares in reverse merger acquisition, Amount	15,525,000				2,300		15,522,700
Issuance of common shares in reverse merger acquisition, Shares					2,300,000
Issuance of common shares on April 30, 2014, Amount	2,431,561				483		2,431,078
Issuance of common shares on April 30, 2014, Shares					483,075
Issuance of common shares on June 19, 2014, Amount	734,129				140		733,989
Issuance of common shares on June 19, 2014, Shares					140,410
Stock based compensation	89,376						89,376
Conversion of debt	200,000				800		199,200
Conversion of debt, Shares					800,000
Exercise of stock options	125,000				500		124,500
Exercise of stock options, Shares					500,000
Exercise of warrants	3,118,313				405		3,117,908
Exercise of warrants, Shares					404,500
Purchase of trademark, Amount	135,000				10		134,990
Purchase of trademark, Shares					10,000
Net loss	(84,491,207)									(84,491,207)
Foreign currency translation	2,863,499												2,863,499
Ending Balance, Amount at Jun. 30, 2014	$ 81,792,713	$ 80,292,713			$ 74,628		$ 184,638,841			$ (105,784,255)			$ 2,863,499
Ending Balance, Shares at Jun. 30, 2014					74,627,885